Tidal Trust I

234 W Florida St, Suite 203

Milwaukee, WI 53204

January 5, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust I (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited HFMF Managed Futures ETF, Unlimited Ultra HFND Multi-Strategy ETF, Unlimited Low-Beta HFND Multi-Strategy ETF and Unlimited HFND Multi-Strategy Return Tracker ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective January 1, 2026, and filed electronically as Post-Effective Amendment No. 296 to the Trust’s Registration Statement on Form N-1A on December 23, 2025.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews
David Mathews
SVP of Legal Services
Tidal Investments LLC, on behalf of Tidal Trust I